Impairment losses - Vodafone Idea (Details) ₨ / shares in Units, € in Millions, ₨ in Billions, shares in Billions		6 Months Ended	12 Months Ended
	May 13, 2019 EUR (€)	Sep. 30, 2018 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 EUR (€) shares	Mar. 29, 2019 ₨ / shares	Sep. 30, 2018 INR (₨) ₨ / shares	Sep. 30, 2018 EUR (€)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses			€ 1,685	€ 3,525
Vodafone Idea
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses		€ 300
Recoverable amount					₨ 123	€ 1,600		₨ 152	€ 1,800
Share price | ₨ / shares								₨ 38.55
Ex-rights price per share | ₨ / shares							₨ 18.25
Number of new shares intended to subscribe | shares					8.8	8.8
Rights issue price per share | ₨ / shares					₨ 12.50
Recoverable amount higher than carrying value of investment						€ 200
Decrease to the recoverable amount calculated on 31 March 2019	€ 600
Proportion of stake (as a percentage)	45.20%
Spain
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses			840	2,930
Recoverable amount			5,600			7,100
Ireland
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses			630
Recoverable amount			1,200
Romania
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses			110	310
Recoverable amount			900			700
Vodafone Automotive
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses			105	30
Recoverable amount			€ 0
Vodafone Idea
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment losses				€ 255
Recoverable amount						€ 1,600